FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
4.	FAIR VALUE MEASUREMENTS

We account for certain assets and liabilities at fair value. The hierarchy below lists three levels of fair value based on the extent to which inputs used in measuring fair value are observable in the market. We categorize each of our fair value measurements in one of these three levels based on the lowest level input that is significant to the fair value measurement in its entirety. These levels are:

●	Level 1: Quoted prices in active markets for identical assets or liabilities;
●	Level 2: Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; and
●	Level 3: Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Assets and liabilities measured at fair value on a recurring basis are summarized as follows (in thousands):

	Level 1	Level 2	Level 3	Total
December 31, 2015:
Foreign currency contracts (note 10)	$—	$1,019	$—	$1,019
Interest rate swap (note 10)	—	728	—	728
Asset retirement obligations (1) (note 11)	—	—	2,803	2,803

December 31, 2014:
Interest rate swap (note 10)	—	813	—	813
Asset retirement obligations (1) (note 11)	—	—	2,471	2,471

(1)	We calculate the fair value of asset retirement obligations by discounting the estimated amount using the current Treasury bill rate adjusted for our credit non-performance.

The following table provides a summary of changes in our Level 3 asset retirement obligations (in thousands):

	December 31,
	2015	2014
Balance, January 1	$2,471	$2,357
Accrued estimated obligation, less fair value adjustment	—	1,338
Subsequent revision of estimated obligation	70	(68)
Accretion (1)	262	244
Payments	—	(1,319)
Gain on settlement (2)	—	(81)
Balance, December 31	$2,803	$2,471

(1)	Included in data center services “Direct costs of network, sales and services” in the accompanying consolidated statements of operations and comprehensive loss.

(2)	Included in “Other, net” in the accompanying consolidated statements of operations and comprehensive loss.

The fair values of our other Level 3 debt liabilities, estimated using discount cash flow analysis based on incremental borrowing rates for similar types of borrowing arrangements, are as follows (in thousands):

	December 31,
	2015		2014
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Term loan	$294,000	303,000	$297,000	313,000
Revolving credit facility	31,000	30,400	10,000	9,900